Consolidated Statements Of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
REVENUE	$ 800,029	$ 769,217
COST OF REVENUE	189,791	220,257
GROSS PROFIT	610,238	548,960
OPERATING EXPENSES
Research and development	2,296,662	1,762,194
General and administrative	3,963,206	4,521,957
Depreciation	19,575	20,375
Amortization	306,756	306,757
TOTAL OPERATING EXPENSES	6,586,199	6,611,283
OPERATING LOSS	(5,975,961)	(6,062,323)
OTHER INCOME (EXPENSE)
Loss on embedded conversion feature of Senior Secured Notes (Note 8)	(2,373,813)
Loss on extinguishment of Senior Secured Notes (Note 8)	(1,073,572)
Interest expense, net	(360,273)	(323,227)
Gain on sale of fixed assets	7,500
Loss on foreign currency exchange	(273)	(7,428)
TOTAL OTHER INCOME (EXPENSE)	(5,978,821)	(339,171)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(11,954,782)	(6,401,494)
INCOME TAX EXPENSE	0	0
LOSS FROM CONTINUING OPERATIONS	(11,954,782)	(6,401,494)
DISCONTINUED OPERATIONS (Note 9)
Gain on discontinued operations liabilities adjustment, net of tax	655,061
INCOME FROM DISCONTINUED OPERATIONS	655,061
NET LOSS	(11,299,721)	(6,401,494)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(6,428)	2,650
TOTAL COMPREHENSIVE LOSS	(11,306,149)	(6,398,844)
LOSS PER SHARE:
Loss from continuing operations - basic and diluted (in Dollars per share)	$ (0.42)	$ (0.30)
Income from discontinued operations - basic and diluted (in Dollars per share)	$ 0.02
Net loss - basic and diluted (in Dollars per share)	$ (0.40)	$ (0.30)
Weighted average shares outstanding - basic and diluted (in Shares)	28,132,134	20,915,869
Senior Secured Notes [Member]
OTHER INCOME (EXPENSE)
Accretion of interest and interest expense on Senior Secured Notes (Note 8)	$ (2,178,390)	$ (8,516)